Description of Business	12 Months Ended
May 31, 2011
Business Description and Basis of Presentation [Text Block]
1.             DESCRIPTION OF BUSINESS

Artisanal Brands, Inc. (the “Company”) markets and distributes a wide line of specialty, artisanal and farmstead cheese products and other related specialty food products under its own brand “Artisanal Premium Cheese” to food wholesalers and retailers and directly to consumers through its catalog and website www.artisanalcheese.com.